UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2008

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 327-0306

Signature, Place, and Date of Signing:
Pamela Simms        Richmond, Virginia         May 12, 2008
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total: $182,687,265 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


03/31/2008
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










3M Company
COMMON
88579Y101
4,514,715
57,040
x
ALL
41,626

15,414
A F L A C Inc
COMMON
001055102
1,250,937
19,260
x
ALL
14,560

4,700
A T & T Inc
COMMON
00206R102
451,902
11,799
x
ALL
8,062

3,737
Abbott Laboratories
COMMON
002824100
441,200
8,000
x
ALL
5,300

2,700
Alcon Inc
COMMON
H01301102
3,942,459
27,715
x
ALL
22,890

4,825
Altria Group Inc
COMMON
02209S103
1,266,044
57,029
x
ALL
35,027

22,002
Amgen Incorporated
COMMON
031162100
560,479
13,415
x
ALL
9,360

4,055
Apache Corp
COMMON
037411105
694,111
5,745
x
ALL
3,148

2,597
Automatic Data Processing
COMMON
053015103
4,894,943
115,474
x
ALL
92,835

22,639
Bank Of America Corp
COMMON
060505104
2,166,974
57,161
x
ALL
38,610

18,551
BB&T Corporation
COMMON
054937107
506,997
15,814
x
ALL
12,052

3,762
Becton Dickinson & Co Inc
COMMON
075887109
2,501,240
29,135
x
ALL
24,370

4,765
Bed Bath & Beyond
COMMON
075896100
3,270,105
110,851
x
ALL
85,270

25,581
Berkshire Hathaway Cl A
COMMON
084670108
266,800
2
x
ALL
2

0
Berkshire Hathaway Cl B
COMMON
084670207
1,654,973
370
x
ALL
221

149
BP PLC Sponsored ADRs
COMMON
055622104
269,650
4,446
x
ALL
2,762

1,684
C S X Corp
COMMON
126408103
280,350
5,000
x
ALL
1,000

4,000
Cameron Intl Corp
COMMON
13342B105
5,254,135
126,180
x
ALL
107,630

18,550
Carmax Inc
COMMON
143130102
3,725,436
191,835
x
ALL
152,335

39,500
Carnival Corp.
COMMON
143658300
5,181,845
128,010
x
ALL
102,200

25,810
ChevronTexaco Corp
COMMON
166764100
575,839
6,746
x
ALL
4,275

2,471
Coca Cola Company
COMMON
191216100
232,219
3,815
x
ALL
2,815

1,000
Dentsply Intl Inc
COMMON
249030107
544,260
14,100
x
ALL
14,100

0
Dominion Res Inc Va New
COMMON
25746U109
830,277
20,330
x
ALL
16,710

3,620










Page Total


45,277,886.90





















03/31/2008
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Donaldson
COMMON
257651109
1,014,130
25,177
x
ALL
18,095

7,082
Electronic Arts
COMMON
285512109
2,154,547
43,160
x
ALL
33,675

9,485
Emerson Electric Co
COMMON
291011104
2,279,215
44,291
x
ALL
38,000

6,291
Extra Space Storage Inc
COMMON
30225T102
2,174,479
134,310
x
ALL
107,885

26,425
Exxon Mobil Corporation
COMMON
30231G102
3,843,907
45,447
x
ALL
17,000

28,447
Fastenal Co
COMMON
311900104
4,410,796
96,033
x
ALL
79,230

16,803
Fortune Brands Inc
COMMON
349631101
506,308
7,285
x
ALL
2,250

5,035
General Electric Company
COMMON
369604103
9,332,327
252,157
x
ALL
184,296

67,861
GlaxoSmithkline PLC  ADRs
COMMON
37733W105
2,702,027
63,682
x
ALL
52,484

11,198
Graco Inc
COMMON
384109104
1,312,793
36,205
x
ALL
29,130

7,075
H C C Insurance Holdings
COMMON
404132102
211,017
9,300
x
ALL
9,300

0
Int'l Business Machines
COMMON
459200101
276,336
2,400
x
ALL
0

2,400
Intel Corp
COMMON
458140100
489,263
23,100
x
ALL
14,400

8,700
J P Morgan Chase & Co
COMMON
46625H100
516,946
12,036
x
ALL
11,296

740
Johnson & Johnson
COMMON
478160104
658,431
10,150
x
ALL
9,700

450
Kohl's Corp Com
COMMON
500255104
4,351,191
101,450
x
ALL
82,935

18,515
Kraft Foods Inc CL A
COMMON
50075N104
1,040,199
33,544
x
ALL
21,599

11,945
Linear Technology Corp
COMMON
535678106
4,279,721
139,450
x
ALL
114,110

25,340
Lowes Companies Inc
COMMON
548661107
2,186,985
95,335
x
ALL
62,755

32,580
Markel Corp
COMMON
570535104
9,635,343
21,900
x
ALL
21,850

50
Marlin Business Srvs Corp
COMMON
571157106
1,980,380
262,302
x
ALL
217,710

44,592
Marshall & Ilsley Corp
COMMON
571837103
2,300,048
99,140
x
ALL
77,109

22,031
McGraw-Hill Cos
COMMON
580645109
1,635,407
44,260
x
ALL
36,780

7,480
Medtronic Inc
COMMON
585055106
2,764,587
57,155
x
ALL
39,145

18,010










Page Total


62,056,382.42


























03/31/2008
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Mercury General Corp
COMMON
589400100
1,912,287
43,157
x
ALL
35,080

8,077
Meredith Corporation
COMMON
589433101
4,493,228
117,470
x
ALL
91,205

26,265
Microsoft Corp
COMMON
594918104
1,285,898
45,310
x
ALL
37,260

8,050
Noble Corp
COMMON
G65422100
3,473,671
69,935
x
ALL
60,055

9,880
Norfolk Southern Corp
COMMON
655844108
258,020
4,750
x
ALL
350

4,400
Oneok Inc New
COMMON
682680103
496,330
11,121
x
ALL
9,096

2,025
Oracle Corporation
COMMON
68389X105
3,080,856
157,508
x
ALL
123,953

33,555
Paychex Inc
COMMON
704326107
3,392,043
99,009
x
ALL
77,091

21,918
Pepsico Incorporated
COMMON
713448108
5,911,592
81,878
x
ALL
57505

24,373
PetSmart, Inc
COMMON
716768106
3,289,450
160,932
x
ALL
129480

31,452
Pfizer Incorporated
COMMON
717081103
353,717
16,900
x
ALL
5,350

11,550
Philip Morris Intl
COMMON
718172109
2,884,527
57,029
x
ALL
35,027

22,002
Plum Creek Timber Co
COMMON
729251108
413,064
10,149
x
ALL
4,861

5,288
Portfolio Recovery Assoc
COMMON
73640Q105
5,222,501
121,765
x
ALL
101,005

20,760
Principal Financial Group
COMMON
74251V102
1,368,650
24,563
x
ALL
20,840

3,723
Procter & Gamble Co
COMMON
742718109
5,229,815
74,637
x
ALL
58,025

16,612
Royal Dutch Shell PLC A
COMMON
780259206
340,278
4,933
x
ALL
1,466

3,467
Sysco Corp
COMMON
871829107
5,930,172
204,348
x
ALL
154,368

49,980
Techne Corp
COMMON
878377100
2,822,788
41,906
x
ALL
35,210

6,696
The Southern Company
COMMON
842587107
334,663
9,398
x
ALL
2,450

6,948
Transocean Inc
COMMON
G90073100
3,789,926
28,032
x
ALL
22,980

5,052
UDR, Inc
COMMON
902653104
341,441
13,925
x
ALL
6,325

7,600
United Parcel Service B
COMMON
911312106
711,945
9,750
x
ALL
3,925

5,825
United Technologies Corp
COMMON
913017109
440,448
6,400
x
ALL
0

6,400










Page Total


57,777,310.70


























03/31/2008
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 4










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Varian Medical Systems
COMMON
92220P105
5,616,116
119,900
x
ALL
95,525

24,375
Vodafone Group Plc Adr
COMMON
92857W209
426,774
14,462
x
ALL
5,687

8,775
Wachovia Corp New
COMMON
929903102
590,409
21,867
x
ALL
19,318

2,549
Wshngtn Rl Est Invstmt Tr
COMMON
939653101
271,538
8,125
x
ALL
4,775

3,350
Wellpoint Hlth Ntwks New
COMMON
94973V107
3,460,542
78,417
x
ALL
62,119

16,298
Western Union
COMMON
959802109
4,136,972
194,498
x
ALL
158,315

36,183
Willis Group Holdings
COMMON
G96655108
2,040,934
60,724
x
ALL
49,010

11,714
Wilmington Trust Corp
COMMON
971807102
326,239
10,490
x
ALL
2,950

7,540
Wyeth
COMMON
983024100
706,162
16,910
x
ALL
8,060

8,850










Page Total


17,575,685.03


























Grand Total


182,687,265.05



























